Lease (Tables)	12 Months Ended
Jun. 30, 2020
Lease
Schedule of movements in right-of-use assets

2020
RMB
Leasehold buildings held for own use, carried at depreciated cost:
As at July 1, 2019	411,115
Additions – new leases	9,571
Lease modification*	131,634
Depreciation charge for the year	(30,485)
Derecognition of a lease contract due to termination	(4,226)
As at June 30, 2020	517,609

Schedule of amounts recognized in profit or loss account and statement of cash flow

2020
RMB
Depreciation charge of right-of-use assets	30,485
Interest on lease liabilities	4,363
Expense relating to short-term leases	147
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets	679
Gain on derecognition of a lease contract due to termination	39

2019
RMB
Lease expenses	35,639

2020
RMB

Within operating cash flows	826
Within investing cash flows	524,996
Within financing cash flows	6,895
532,717

Schedule of movements in lease liabilities

2020
RMB
As at July 1, 2019	411,090
New leases	9,571
Lease modification	131,634
Accretion of interest recognized during the year	4,363
Payments	(531,891)
Derecognition of a lease contract due to termination	(4,265)
As at June 30, 2020	20,502

Analyzed into:
Current portion	1,753
Non-current portion	18,749

Schedule of remaining contractual maturities

	June 30, 2020		July 1, 2019 (Note)
	Present		Present
	value of the	Total	value of the	Total
	minimum	minimum	minimum	minimum
	lease	lease	lease	lease
	payments	payments	payments	payments
	RMB	RMB	RMB	RMB

Within 1 year	1,753	2,687	16,754	35,662

After 1 year but within 2 years	2,623	3,442	19,945	37,928
After 2 years but within 5 years	6,222	7,999	55,753	104,081
After 5 years	9,904	13,228	318,638	423,360
	20,502	27,356	411,090	601,031

Less: total future interest expenses		6,854		189,941
Present value of lease liabilities		20,502		411,090